Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED WORLD INVESTMENT SERIES INC
Prospectus Date	rr_ProspectusDate	Aug. 05, 2013
Supplement [Text Block]	fwisi_SupplementTextBlock	Federated International Leaders fund

A Portfolio of Federated World Investment Series, Inc.

CLASS R6 SHARES (TICKER FGRSX)

SUPPLEMENT TO SUMMARY PROSPECTUS and PROSPECTUS DATED AUGUST 5, 2013

Under the section entitled "Risk/Return Summary: Fees and Expenses," please replace the "Fee Table" and "Example" in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class R6 Shares (R6).

Shareholder Fees (fees paid directly from your investment)	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.90%
Distribution (12b-1) Fee	None
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.12%
Fee Waivers and/or Expense Reimbursements[1]	0.19%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.93%

1Effective September 20, 2013, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses and Tax Reclaim Recovery Expenses) paid by the Fund's R6 class (after the voluntary waivers and/or reimbursements) will not exceed 0.92%, (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$114
3 Years	$356
5 Years	$617
10 Years	$1,363

Federated International Leaders Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fwisi_SupplementTextBlock	Federated International Leaders fund

A Portfolio of Federated World Investment Series, Inc.

CLASS R6 SHARES (TICKER FGRSX)

SUPPLEMENT TO SUMMARY PROSPECTUS and PROSPECTUS DATED AUGUST 5, 2013

Under the section entitled "Risk/Return Summary: Fees and Expenses," please replace the "Fee Table" and "Example" in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class R6 Shares (R6).

Shareholder Fees (fees paid directly from your investment)	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.90%
Distribution (12b-1) Fee	None
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.12%
Fee Waivers and/or Expense Reimbursements[1]	0.19%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.93%

1Effective September 20, 2013, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses and Tax Reclaim Recovery Expenses) paid by the Fund's R6 class (after the voluntary waivers and/or reimbursements) will not exceed 0.92%, (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$114
3 Years	$356
5 Years	$617
10 Years	$1,363